Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 30,233	¥ 28,910
Additions	24,459	19,239
Transferred to property, plant and equipment	(14,134)	(13,682)
Transferred to other assets upon completion of development	(155)	(211)
Transferred to lease prepayments	(7)	(79)
Disposals	(2,605)	(3,944)
Ending balance	37,791	30,233
Advance payment for aircraft and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,543	27,267
Additions	19,973	16,319
Transferred to property, plant and equipment	(13,231)	(12,099)
Disposals	(2,605)	(3,944)
Ending balance	31,680	27,543
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,690	1,643
Additions	4,486	2,920
Transferred to property, plant and equipment	(903)	(1,583)
Transferred to other assets upon completion of development	(155)	(211)
Transferred to lease prepayments	(7)	(79)
Ending balance	¥ 6,111	¥ 2,690